Convertible Notes - Initial value upon issuance of Notes (Details)						1 Months Ended			12 Months Ended
	Aug. 26, 2020 CAD ($) shares	Mar. 17, 2020 CAD ($)	Mar. 17, 2020 USD ($)	Mar. 17, 2016 CAD ($)	Mar. 17, 2016 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings
Gross proceeds upon issuance									$ 35,000,000
Interest payments						$ 14,169			32,521	$ 18,727
Convertible Notes
Disclosure of detailed information about borrowings
Convertible note liability, net									16,168,678
Aggregate principal amount	$ 82,102,500								38,674,790
Shares issued upon conversion of Convertible Notes (in shares) | shares	19,969,280
Interest payments									$ 32,521	$ 18,727
2016 Notes
Disclosure of detailed information about borrowings
Gross proceeds upon issuance				$ 50,000,000	$ 38,508,431
Face value of convertible note					38,508,431
Estimated fair value of embedded derivative					(19,771,572)
Transaction costs					(429,723)
Convertible note liability, net					$ 18,307,136
Aggregate principal amount	$ 34,502,500
Expected value of the remaining notes											$ 15,400,000	$ 12,100,000	$ 49,900,000	$ 38,400,000
Interest payments							$ 18,353	$ 18,727
2020 Notes
Disclosure of detailed information about borrowings
Gross proceeds upon issuance		$ 47,600,000	$ 35,000,000
Foreign exchange gain			(1,419,753)
Face value of convertible note			33,580,247
Estimated fair value of embedded derivative			(17,197,994)
Transaction costs			(213,575)
Convertible note liability, net			$ 16,168,678
Aggregate principal amount	$ 47,600,000